Related Parties - Summary of Total Amount of Transactions Entered into Related Parties (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of Transactions Between Related Parties [Line Items]
Amounts owed by | €				€ 718
FCPM III Services B.V. ("Forbion III")
Disclosure of Transactions Between Related Parties [Line Items]
Related party relationship	Common control	Common control	Common control
Type of transaction	Rent and office services	Rent and office services	Rent and office services
Purchases from	$ 40	$ 20	$ 28
Amounts owed to	$ 12		$ 3		$ 21
Forbion Capital Partners
Disclosure of Transactions Between Related Parties [Line Items]
Related party relationship			Common control
Type of transaction			Due diligence and travel
Purchases from			$ 3
Forbion Capital Fund II Cooperatief U.A. ("Forbion II")
Disclosure of Transactions Between Related Parties [Line Items]
Related party relationship			Shareholder
Type of transaction			Borrowings
Amounts owed to			$ 10,291
Forbion Capital Fund IV Cooperatief U.A. ("Forbion IV")
Disclosure of Transactions Between Related Parties [Line Items]
Related party relationship			Common control
Type of transaction			Borrowings
Amounts owed to			$ 679
Mr. M.H. Davidson
Disclosure of Transactions Between Related Parties [Line Items]
Related party relationship		Exec. director & shareholder	Exec. director & shareholder
Type of transaction		Receivables	Borrowings
Amounts owed to			$ 679
Amounts owed by					$ 718